Significant Accounting Policies (Details) (USD $)	1 Months Ended		12 Months Ended
	Nov. 29, 2012	Oct. 24, 2012	Sep. 30, 2013
Significant Accounting Policies [Abstract]
The Company's stock price	$ 10.00	$ 10.00	$ 10.19
Dividend yield (per share)
Risk-free interest rate	1.05%	1.21%	1.40%
Expected volatility rate	27.419%	27.51%	25.634%